Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due from related parties	$ 1,895	$ 1,084
Due to related parties	10,136	6,930
Tsakos Columbia Shipmanagement Ltd
Related Party Transaction [Line Items]
Due from related parties	1,895	1,084
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Due to related parties	881	555
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Due to related parties	93	92
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Due to related parties	8,766	6,008
AirMania Travel S.A.
Related Party Transaction [Line Items]
Due to related parties	$ 396	$ 275